SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0	$ 0
Inventory	105,511	$ 101,300	$ 0
Deferred financing cost	$ 74,192